Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings
Advances From Federal Home Loan Bank and Other Borrowings

Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2018 below.

	Amount	Weighted Rate
2019	$23,530,000	1.55%
2020	10,500,000	1.91%
Total	$34,030,000	1.66%

These advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities with an amortized cost and fair value of $79.1 million and $71.4 million, respectively, at December 31, 2018 and $73.0 million and $66.8 million, respectively, at December 31, 2017.

FHLB advances are subject to prepayment penalties. During the years ended December 31, 2018 and 2017, the Bank prepaid no FHLB advances. During the year ended December 31, 2016, the Bank prepaid three FHLB advances totaling $17.9 million and incurred $789,000 in prepayment penalties.

Callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR. The Bank did not have any callable FHLB advances at December 31, 2018.

At December 31, 2018 and 2017, the Bank had $236.6 million and $206.6 million in additional borrowing capacity, respectively, at the FHLB.

The Bank had $10.7 million and $11.3 million in other borrowings at December 31, 2018 and 2017, respectively.  These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At December 31, 2018 and 2017, the interest rate paid on the repurchase agreements was 0.25% and 0.15%, respectively. The maximum amount outstanding at any one month end during the year ended December 31, 2018 was $14.3 million compared to $13.1 million during the year ended December 31, 2017. The Bank had pledged as collateral for these repurchase agreements investment and mortgage-backed securities with amortized costs and fair values of $16.7 million and $16.7 million, respectively, at December 31, 2018 and $16.2 million and $16.5 million, respectively, at December 31, 2017.